ACQUIRED INTANGIBLE ASSETS, NET (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACQUIRED INTANGIBLE ASSETS, NET
Amortization expenses	$ 509	3,083	3,903	4,171
2014		2,929
2015		2,892
2016		2,720
2017		2,512
2018		2,512